Loans and Allowance for Credit Losses - Schedule of Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of the allowance for loan losses
Balance at beginning of period	$ 22,044	$ 23,744	$ 15,588
Charge-offs	(1,588)	(2,991)	(628)
Recoveries	392	266	326
Provision for (release of) credit losses	263	1,025	2,665
Balance at end of period	21,111	22,044	23,744
Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period			5,793
Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period			21,381
Commercial, financial, and agricultural
Summary of the allowance for loan losses
Balance at beginning of period	1,560	3,208	2,735
Charge-offs	(1,038)	(2,238)	(161)
Recoveries	166	118	192
Provision for (release of) credit losses	2,967	472	1,091
Balance at end of period	3,655	1,560	3,208
Commercial, financial, and agricultural | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period			(649)
Commercial, financial, and agricultural | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period			2,086
Real estate construction − residential
Summary of the allowance for loan losses
Balance at beginning of period	578	1,043	157
Charge-offs	0	0	0
Recoveries	0	0	0
Provision for (release of) credit losses	397	(465)	595
Balance at end of period	975	578	1,043
Real estate construction − residential | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period			291
Real estate construction − residential | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period			448
Real estate construction − commercial
Summary of the allowance for loan losses
Balance at beginning of period	2,221	3,273	875
Charge-offs	0	0	0
Recoveries	0	27	22
Provision for (release of) credit losses	(502)	(1,079)	(518)
Balance at end of period	1,719	2,221	3,273
Real estate construction − commercial | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period			2,894
Real estate construction − commercial | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period			3,769
Real estate mortgage − residential
Summary of the allowance for loan losses
Balance at beginning of period	5,310	5,264	3,329
Charge-offs	(14)	(51)	(88)
Recoveries	42	13	23
Provision for (release of) credit losses	(515)	84	110
Balance at end of period	4,823	5,310	5,264
Real estate mortgage − residential | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period			1,890
Real estate mortgage − residential | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period			5,219
Real Estate Mortgage - Commercial
Summary of the allowance for loan losses
Balance at beginning of period	12,305	10,537	8,000
Charge-offs	(157)	(437)	(32)
Recoveries	58	0	4
Provision for (release of) credit losses	(2,367)	2,205	952
Balance at end of period	9,839	12,305	10,537
Real Estate Mortgage - Commercial | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period			1,613
Real Estate Mortgage - Commercial | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period			9,613
Installment and other consumer
Summary of the allowance for loan losses
Balance at beginning of period	138	232	326
Charge-offs	(379)	(265)	(347)
Recoveries	126	108	85
Provision for (release of) credit losses	215	63	248
Balance at end of period	100	138	232
Installment and other consumer | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period			(80)
Installment and other consumer | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period			246
Un- allocated
Summary of the allowance for loan losses
Balance at beginning of period	(68)	187	166
Charge-offs	0	0	0
Recoveries	0	0	0
Provision for (release of) credit losses	68	(255)	187
Balance at end of period	$ 0	$ (68)	187
Un- allocated | Adoption of ASU 2016-13
Summary of the allowance for loan losses
Balance at beginning of period			(166)
Un- allocated | Balance, January 01, 2023
Summary of the allowance for loan losses
Balance at beginning of period			$ 0